Accounts Receivable, Net (Details) - Schedule of the Allowance for Credit Losses - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Allowance for Credit Losses [Abstract]
Balance at beginning	$ 160,855	$ 164,122	$ 164,122	$ 179,475	$ 298,224
Provision for (reversal of) doubtful accounts	$ (7,925)	$ (73,805)	1,084	(1,087)	(124,881)
Foreign exchange difference			(4,351)	(14,266)	6,132
Balance at ending			$ 160,855	$ 164,122	$ 179,475